Consolidated Balance Sheets (Parenthetical) - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Consolidated Balance Sheets
Accumulated depreciation and amortization on property, plant and equipment	$ 10,845	$ 10,442